Right-of-use Assets	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
9.
Right-of-use assets

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2022		528,791	252,043	3,797	784,631
Other additions		74,580	79,690	948	155,218
Additions through business combinations	5	15,033	15,961	-	30,994
Derecognition*		(39,674)	(62,276)	(971)	(102,921)
Effect of movements in exchange rates		9,629	4,940	40	14,609
Balance at December 31, 2023		588,359	290,358	3,814	882,531
Other additions		116,440	90,876	712	208,028
Additions through business combinations	5	75,086	40,297	1,454	116,837
Derecognition*		(41,580)	(66,563)	(417)	(108,560)
Effect of movements in exchange rates		(37,320)	(23,076)	(94)	(60,490)
Balance at December 31, 2024		700,985	331,892	5,469	1,038,346

Depreciation
Balance at December 31, 2022		286,256	114,971	1,764	402,991
Depreciation		66,877	64,340	895	132,112
Derecognition*		(28,074)	(56,723)	(971)	(85,768)
Effect of movements in exchange rates		5,456	2,089	21	7,566
Balance at December 31, 2023		330,515	124,677	1,709	456,901
Depreciation		82,112	85,897	1,496	169,505
Derecognition*		(29,960)	(62,520)	(350)	(92,830)
Effect of movements in exchange rates		(21,506)	(10,387)	(85)	(31,978)
Balance at December 31, 2024		361,161	137,667	2,770	501,598

Net carrying amounts
At December 31, 2023		257,844	165,681	2,105	425,630
At December 31, 2024		339,824	194,225	2,699	536,748

* Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.